Condensed Consolidated Statements of Equity (USD $)	Total USD ($)	Alaska Joint Venture Acquisition [Member] USD ($)	RJ LLC [Member] USD ($)	2,770 Property Contribution [Member] USD ($)	Contributions [Member] USD ($)	Class A Common Shares [Member] USD ($)	Class A Common Shares [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Class A Common Shares [Member] Subscription Agreement [Member] USD ($)	Class A Common Shares [Member] Contributions [Member] USD ($)	Class B Common Shares [Member] USD ($)	Class B Common Shares [Member] 2,770 Property Contribution [Member] USD ($)	Class B Common Shares [Member] Contributions [Member]	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Additional Paid-in Capital [Member] 2,770 Property Contribution [Member] USD ($)	Additional Paid-in Capital [Member] Subscription Agreement [Member] USD ($)	Additional Paid-in Capital [Member] Contributions [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Shareholders' Equity [Member] USD ($)	Shareholders' Equity [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Shareholders' Equity [Member] 2,770 Property Contribution [Member] USD ($)	Shareholders' Equity [Member] Contributions [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] Alaska Joint Venture Acquisition [Member] USD ($)	Noncontrolling Interest [Member] RJ LLC [Member] USD ($)	Noncontrolling Interest [Member] 2,770 Property Contribution [Member] USD ($)	Noncontrolling Interest [Member] Contributions [Member] USD ($)
Beginning Balances at Jun. 22, 2011
Issuance of common stock other				$ 3,516,000											$ 3,516,000						$ 3,516,000
Net loss	(42,000)																	(42,000)	(42,000)
Ending Balances at Dec. 31, 2011	3,474,000												3,516,000					(42,000)	3,474,000
Issuances of common equity, net of offering costs	494,839,000					354,000							494,485,000						494,839,000
Issuance of common equity, shares						35,363,998
Issuance of common stock other				369,371,000	47,646,000				33,000						369,371,000		47,123,000				369,371,000	47,156,000					490,000
Issuance of common stock other, shares									3,300,000			667
Share-based compensation	70,000												70,000						70,000
Net loss	(10,236,000)																	(10,236,000)	(10,236,000)
Ending Balances at Dec. 31, 2012	905,164,000					387,000				667,000			914,565,000					(10,278,000)	904,674,000				490,000
Ending Balances, shares at Dec. 31, 2012						38,663,998				667
Issuances of common equity, net of offering costs	703,497,000					467,000							703,030,000						703,497,000
Issuance of common equity, shares						46,718,750
Issuance of common stock other				33,535,000				4,000			6,000				(356,487,000)	(4,000)					(356,481,000)					390,016,000
Issuance of common stock other, shares								434,783			634,408
Management Internalization	65,188,000																						65,188,000
Joint Venture Acquisition		904,487,000	61,060,000				436,000							703,856,000						704,292,000				200,195,000	61,060,000
Joint Venture Acquisition, shares							43,609,394
Share-based compensation	453,000												453,000						453,000
Share-based compensation, Shares						6,500
Distributions to noncontrolling interests	(5,858,000)																						(5,858,000)
Conversion of preferred units	(10,456,000)																	(10,456,000)	(10,456,000)
Net loss	(5,734,000)																	(11,293,000)	(11,293,000)				5,559,000
Ending Balances at Jun. 30, 2013	$ 2,651,336,000					$ 1,294,000				$ 6,000			$ 1,965,413,000					$ (32,027,000)	$ 1,934,686,000				$ 716,650,000
Ending Balances, shares at Jun. 30, 2013						129,433,425				635,075